Financial risk - Traded market risk (Details) - AUD ($) $ in Millions	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2019
Net market risk | Maximum
Traded market risk
Value at risk	$ 41.5	$ 42.0	$ 45.3
Net market risk | Minimum
Traded market risk
Value at risk	5.9	7.1	7.9
Net market risk | Average
Traded market risk
Value at risk	17.9	20.4	14.4
Interest rate risk | Maximum
Traded market risk
Value at risk	28.7	25.5	14.9
Interest rate risk | Minimum
Traded market risk
Value at risk	5.1	7.0	6.6
Interest rate risk | Average
Traded market risk
Value at risk	12.9	14.6	10.9
FX risk | Maximum
Traded market risk
Value at risk	8.7	11.7	8.6
FX risk | Minimum
Traded market risk
Value at risk	0.6	0.5	0.8
FX risk | Average
Traded market risk
Value at risk	2.0	4.0	4.1
Equity risk | Maximum
Traded market risk
Value at risk	3.2	0.7	0.2
Equity risk | Minimum
Traded market risk
Value at risk	0.0	0.0	0.0
Equity risk | Average
Traded market risk
Value at risk	0.2	0.2	0.0
Commodity risk | Maximum
Traded market risk
Value at risk	7.9	3.4	42.0
Commodity risk | Minimum
Traded market risk
Value at risk	0.4	0.6	1.7
Commodity risk | Average
Traded market risk
Value at risk	1.2	1.9	8.2
Other market risks | Maximum
Traded market risk
Value at risk	23.8	32.9	5.5
Other market risks | Minimum
Traded market risk
Value at risk	1.6	2.4	2.0
Other market risks | Average
Traded market risk
Value at risk	10.3	14.6	3.5
Diversification effect | Average
Traded market risk
Value at risk	(8.7)	(14.9)	(12.3)
Parent Entity | Net market risk | Maximum
Traded market risk
Value at risk	41.5	42.0	45.3
Parent Entity | Net market risk | Minimum
Traded market risk
Value at risk	5.9	7.1	7.9
Parent Entity | Net market risk | Average
Traded market risk
Value at risk	17.9	20.4	14.4
Parent Entity | Interest rate risk | Maximum
Traded market risk
Value at risk	28.7	25.5	14.9
Parent Entity | Interest rate risk | Minimum
Traded market risk
Value at risk	5.1	7.0	6.6
Parent Entity | Interest rate risk | Average
Traded market risk
Value at risk	12.9	14.6	10.9
Parent Entity | FX risk | Maximum
Traded market risk
Value at risk	8.7	11.7	8.6
Parent Entity | FX risk | Minimum
Traded market risk
Value at risk	0.6	0.5	0.8
Parent Entity | FX risk | Average
Traded market risk
Value at risk	2.0	4.0	4.1
Parent Entity | Equity risk | Maximum
Traded market risk
Value at risk	3.2	0.7	0.2
Parent Entity | Equity risk | Minimum
Traded market risk
Value at risk	0.0	0.0	0.0
Parent Entity | Equity risk | Average
Traded market risk
Value at risk	0.2	0.2	0.0
Parent Entity | Commodity risk | Maximum
Traded market risk
Value at risk	7.9	3.4	42.0
Parent Entity | Commodity risk | Minimum
Traded market risk
Value at risk	0.4	0.6	1.7
Parent Entity | Commodity risk | Average
Traded market risk
Value at risk	1.2	1.9	8.2
Parent Entity | Other market risks | Maximum
Traded market risk
Value at risk	23.8	32.9	5.5
Parent Entity | Other market risks | Minimum
Traded market risk
Value at risk	1.6	2.4	2.0
Parent Entity | Other market risks | Average
Traded market risk
Value at risk	10.3	14.6	3.5
Parent Entity | Diversification effect | Average
Traded market risk
Value at risk	$ (8.7)	$ (14.9)	$ (12.3)